Investments in Affiliates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
Summarized financial statement data for all investees is presented below. The financial results for Magnetation are only included through March 31, 2015, since it is unlikely that we will retain our equity interest as a result of Magnetation’s bankruptcy.

	Three Months Ended March 31,
	2016	2015
Revenue	$69.6	$131.5
Gross profit	23.0	7.0
Net income (loss)	7.8	(24.6)

Summarized financial statement data for all investees is presented below. The financial results for the acquired joint ventures are only included for the period since the acquisition and the financial results for Magnetation are only included through March 31, 2015, since it is unlikely that we will retain our equity interest as a result of Magnetation’s bankruptcy.

	2015	2014	2013
Revenue	$356.4	$386.1	$293.9
Gross profit	68.3	93.2	103.7
Net income (loss)	(9.8)	10.8	20.1

	2015	2014
Current assets	$89.3	$211.8
Noncurrent assets	66.9	879.1
Current liabilities	14.5	157.1
Noncurrent liabilities	33.8	516.6
Investees and equity ownership percentages are presented below:

Equity Ownership %
Combined Metals of Chicago, LLC	40.0%
Delaco Processing, LLC	49.0%
Magnetation LLC	49.9%
Rockport Roll Shop LLC	50.0%
Spartan Steel Coating, LLC	48.0%

Schedule of Related Party Transactions [Table Text Block]
Transactions with all equity investees for the years indicated are presented below:

	2015	2014	2013
Sales to equity investees	$61.4	$93.4	$71.6
Purchases from equity investees	251.0	67.7	12.5

Outstanding receivables and payables with all equity investees as of the end of the year indicated are presented below:

	2015	2014
Accounts receivable from equity investees	$0.4	$2.5
Accounts payable to equity investees	33.1	10.9